REPORTING BY SEGMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($) segment	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Operating segment
Number of Operating Segments | segment	4
Softdrinks	$ 1,337,264,240	$ 1,311,574,509	$ 1,422,391,738
Other beverages	504,272,487	458,615,749	446,017,402
Packaging	7,341,892	7,269,062	8,985,116
Net sales	1,848,878,619	1,777,459,320	1,877,394,256
Cost of sales	(1,069,024,964)	(1,033,910,027)	(1,106,706,146)
Distribution expenses	(192,927,875)	(183,676,895)	(202,490,792)
Administrative expenses	(348,199,321)	(346,202,795)	(352,600,846)
Finance income	11,194,375	9,661,692	10,118,375
Financial expenses	(55,220,369)	(51,374,971)	(55,669,217)
Interest expense, net*	(44,025,994)	(41,713,279)	(45,550,842)
Share of the entity in income of associates accounted for using the equity method, total	(80,360)	(262,582)	(2,327,829)
Income tax expense	(51,797,634)	(48,807,093)	(41,642,562)
Other income (loss)	(23,821,746)	(30,837,538)	(37,977,313)
Net income	119,000,725	92,049,111	88,097,926
Depreciation and amortization	99,163,891	97,334,452	100,632,332
Current assets	484,010,050	552,742,397	547,409,856
Non-current assets	1,630,849,417	1,646,367,350	1,661,951,168
Total Assets	2,114,859,467	2,199,109,747	2,209,361,024
Carrying amount in associates and joint ventures accounted for using the equity method, total	86,809,069	77,197,781	54,190,546	$ 66,050,213
Capital expenditures and other	210,504,402	145,804,060	113,314,597
Current liabilities	428,287,322	419,534,854	380,574,210
Non-current liabilities	873,338,796	937,404,866	977,252,514
Total liabilities	1,301,626,117	1,356,939,720	1,357,826,724
Cash flows provided by in Operating Activities	247,960,348	223,446,560	264,909,230
Cash flows (used in) provided by Investing Activities	(168,831,410)	(113,916,317)	(103,131,070)
Cash flows (used in) provided by Financing Activities	(78,345,770)	(98,224,525)	(98,560,377)
Geography Eliminations [Member]
Operating segment
Softdrinks	(96,999)	(334,784)	(281,091)
Packaging	(1,860,876)	(1,843,406)	(1,402,569)
Net sales	(1,957,875)	(2,178,190)	(1,683,660)
Cost of sales	1,957,875	2,178,190	1,683,660
Finance income	(16,813,279)
Financial expenses	16,813,279
Chile operation | Operating segments
Operating segment
Softdrinks	391,629,010	391,479,133	375,993,430
Other beverages	160,244,448	148,948,285	138,739,166
Net sales	551,873,458	540,427,418	514,732,596
Cost of sales	(328,579,003)	(319,213,825)	(309,387,177)
Distribution expenses	(54,777,094)	(52,540,986)	(51,642,087)
Administrative expenses	(110,969,260)	(117,615,991)	(105,959,018)
Finance income	19,057,630	2,426,279	1,859,795
Financial expenses	(32,594,796)	(16,262,215)	(16,699,299)
Interest expense, net*	(13,537,166)	(13,835,936)	(14,839,504)
Share of the entity in income of associates accounted for using the equity method, total	246,084	717,947	777,620
Income tax expense	(16,871,257)	(19,763,700)	(14,949,823)
Other income (loss)	(11,312,509)	(13,481,333)	(15,363,727)
Net income	16,073,253	4,693,594	3,368,880
Depreciation and amortization	42,688,326	43,619,318	40,083,270
Current assets	223,245,173	251,357,854	256,380,151
Non-current assets	636,482,010	644,817,201	668,605,326
Total Assets	859,727,183	896,175,055	924,985,477
Carrying amount in associates and joint ventures accounted for using the equity method, total	33,789,538	23,854,602	17,793,784
Capital expenditures and other	64,480,973	47,755,389	50,042,740
Current liabilities	169,508,083	137,438,744	81,766,688
Non-current liabilities	463,997,113	509,625,208	571,635,493
Total liabilities	633,505,196	647,063,952	653,402,181
Cash flows provided by in Operating Activities	79,451,122	71,077,982	105,897,100
Cash flows (used in) provided by Investing Activities	(49,677,671)	(15,781,118)	(40,431,754)
Cash flows (used in) provided by Financing Activities	(91,800,089)	(23,591,062)	(50,804,304)
Argentina operation | Operating segments
Operating segment
Softdrinks	444,872,352	424,427,824	523,460,939
Other beverages	99,712,939	83,518,724	93,409,514
Packaging	9,202,768	9,112,468	10,387,685
Net sales	553,788,059	517,059,016	627,258,138
Cost of sales	(294,370,581)	(279,308,400)	(351,139,902)
Distribution expenses	(87,032,428)	(80,066,734)	(97,485,454)
Administrative expenses	(106,504,163)	(97,788,860)	(115,611,438)
Finance income	2,116,590	1,095,411	1,669,559
Financial expenses	(4,663,527)	(587,216)	(3,916,370)
Interest expense, net*	(2,546,937)	508,195	(2,246,811)
Share of the entity in income of associates accounted for using the equity method, total	(243)
Income tax expense	(17,683,875)	(17,427,278)	(16,740,817)
Other income (loss)	(10,441,173)	(8,284,072)	(9,902,996)
Net income	35,208,659	34,691,867	34,130,720
Depreciation and amortization	17,648,018	16,445,143	21,171,806
Current assets	97,529,488	115,280,140	111,228,338
Non-current assets	96,532,150	98,810,807	102,027,611
Total Assets	194,061,638	214,090,947	213,255,949
Capital expenditures and other	40,347,989	37,029,524	30,056,170
Current liabilities	105,886,744	134,624,014	113,185,338
Non-current liabilities	1,368,167	(1,981,066)	6,708,979
Total liabilities	107,254,911	132,642,948	119,894,317
Cash flows provided by in Operating Activities	38,904,028	54,162,992	83,290,552
Cash flows (used in) provided by Investing Activities	(40,344,994)	(37,017,204)	(28,732,653)
Cash flows (used in) provided by Financing Activities	16,891,759	(17,777,191)	(15,529,951)
Brazil operation | Operating segments
Operating segment
Softdrinks	387,545,053	389,048,385	417,508,814
Other beverages	216,352,694	201,097,188	189,538,968
Net sales	603,897,747	590,145,573	607,047,782
Cost of sales	(362,686,353)	(359,156,149)	(369,212,113)
Distribution expenses	(43,483,958)	(44,107,337)	(46,571,390)
Administrative expenses	(109,095,660)	(109,345,331)	(109,802,964)
Finance income	6,575,528	5,800,712	6,239,526
Financial expenses	(34,767,713)	(34,504,760)	(35,021,529)
Interest expense, net*	(28,192,185)	(28,704,048)	(28,782,003)
Share of the entity in income of associates accounted for using the equity method, total	(326,201)	(980,529)	(3,105,449)
Income tax expense	(13,719,506)	(8,911,762)	(6,887,666)
Other income (loss)	(1,855,039)	(9,322,611)	(10,809,496)
Net income	44,538,845	29,617,806	31,876,701
Depreciation and amortization	27,879,514	25,666,094	26,572,048
Current assets	132,815,545	150,820,924	145,809,121
Non-current assets	663,556,969	659,123,444	631,923,188
Total Assets	796,372,514	809,944,368	777,732,309
Carrying amount in associates and joint ventures accounted for using the equity method, total	53,019,531	53,343,179	36,396,762
Capital expenditures and other	91,198,657	51,779,625	25,745,746
Current liabilities	135,595,155	130,279,607	164,173,404
Non-current liabilities	393,125,740	413,749,384	381,506,922
Total liabilities	528,720,895	544,028,991	545,680,326
Cash flows provided by in Operating Activities	98,783,329	67,963,682	66,272,643
Cash flows (used in) provided by Investing Activities	(64,331,960)	(51,873,047)	(29,150,493)
Cash flows (used in) provided by Financing Activities	(3,437,442)	(36,806,173)	(31,576,973)
Paraguay operation | Operating segments
Operating segment
Softdrinks	113,314,824	106,953,951	105,709,646
Other beverages	27,962,406	25,051,552	24,329,754
Net sales	141,277,230	132,005,503	130,039,400
Cost of sales	(85,346,902)	(78,409,843)	(78,650,614)
Distribution expenses	(7,634,395)	(6,961,838)	(6,791,861)
Administrative expenses	(21,630,238)	(21,452,613)	(21,227,426)
Finance income	257,906	339,290	349,495
Financial expenses	(7,612)	(20,780)	(32,019)
Interest expense, net*	250,294	318,510	317,476
Income tax expense	(3,522,996)	(2,704,353)	(3,064,256)
Other income (loss)	(213,025)	250,478	(1,901,094)
Net income	23,179,968	23,045,844	18,721,625
Depreciation and amortization	10,948,033	11,603,897	12,805,208
Current assets	30,419,844	35,283,479	33,992,246
Non-current assets	234,278,288	243,615,898	259,395,043
Total Assets	264,698,132	278,899,377	293,387,289
Capital expenditures and other	14,476,783	9,239,522	7,469,941
Current liabilities	17,297,339	17,192,489	21,448,780
Non-current liabilities	14,847,776	16,011,340	17,401,120
Total liabilities	32,145,115	33,203,829	38,849,900
Cash flows provided by in Operating Activities	30,821,869	30,241,904	9,448,935
Cash flows (used in) provided by Investing Activities	$ (14,476,785)	(9,244,948)	(4,816,170)
Cash flows (used in) provided by Financing Activities		$ (20,050,099)	$ (649,149)